united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

STERLING CAPITAL FOCUS EQUITY ETF
LCG

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
DEIF

Semi-Annual Report
November 30, 2023

1-888-637-7798
www.sterlingcapital.com/etf

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC
Member FINRA

Sterling Capital Focus Equity ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, compared to its benchmark:

		Average Annual
			Annualized
Fund/Index	Six-Months	1 Year	Since Inception**
Sterling Capital Focus Equity ETF	7.40%	22.20%	1.19%
Sterling Capital Focus Equity ETF - Market Price	7.31%	22.49%	1.19%
Russell 1000 Growth Index ***	13.14%	26.17%	9.00%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated September 28, 2023, is 0.59%. For performance information current to the most recent month-end table, please call 1-888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is August 26, 2020.

***	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Portfolio Composition as of November 30, 2023

Sectors	% of Net Assets
Software	26.0%
Technology Services	14.4%
IT Services	10.5%
Capital Markets	8.4%
Professional Services	8.1%
Healthcare Equipment & Supplies	6.2%
Healthcare Technology	4.7%
E-Commerce Discretionary	4.6%
Diversified Financial Services	4.3%
Internet Media & Services	4.2%
Other Industries	8.5%
Other Assets In Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Sterling Capital Diverse Multi-Manager Active ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, compared to its benchmark:

		Average Annual
			Annualized
	Six-Months	1 Year	Since Inception**
Sterling Capital Diverse Multi-Manager Active ETF	7.90%	3.83%	0.50%
Sterling Capital Diverse Multi-Manager Active ETF - Market Price	7.76%	4.13%	0.52%
Russell 1000 Total Return Index ***	10.32%	13.57%	(0.19)%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The market price returns are calculated using the closing price and account for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated September 28, 2023, is 0.65%. For performance information current to the most recent month-end table, please call 1-888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is December 13, 2021.

***	The Russell 1000 Total Return Index tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. You cannot invest directly in an index.

Portfolio Composition as of November 30, 2023

Sectors	% of Net Assets
Software	10.7%
Semiconductors	10.2%
Internet Media & Services	7.5%
Biotech & Pharma	6.8%
Health Care Facilities & Services	5.3%
Oil & Gas Producers	4.1%
Institutional Financial Services	3.2%
Insurance	3.1%
Medical Equipment & Devices	2.8%
Oil & Gas Services & Equipment	2.8%
Other Industries	41.2%
Other Assets In Excess of Liabilities	2.3%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 3.4%
14,537	HEICO Corporation, Class A	$1,997,529

	CAPITAL MARKETS - 8.4%
11,997	S&P Global, Inc.	4,988,713

	COMMERCIAL SUPPORT SERVICES - 2.3%
17,358	Casella Waste Systems, Inc., Class A(a)	1,403,915

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
4,934	MSCI, Inc.	2,569,874

	E-COMMERCE DISCRETIONARY - 4.6%
18,936	Amazon.com, Inc.(a)	2,766,360

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
7,940	IDEXX Laboratories, Inc.(a)	3,698,611

	HEALTH CARE TECHNOLOGY - 4.7%
16,097	Veeva Systems, Inc., Class A(a)	2,805,868

	INTERNET MEDIA & SERVICES - 4.2%
18,525	Alphabet, Inc., Class C(a)	2,480,868

	IT SERVICES - 10.5%
33,769	Okta, Inc.(a)	2,264,211
54,963	Shopify, Inc., Class A(a)	4,002,406
		6,266,617
	PROFESSIONAL SERVICES - 8.1%
58,311	CoStar Group, Inc.(a)	4,842,145

	ROAD & RAIL - 2.8%
4,259	Old Dominion Freight Line, Inc.	1,657,007

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE – 26.0%
11,320	Atlassian Corp plc(a)	$2,161,554
4,849	Cadence Design Systems, Inc.(a)	1,325,086
4,548	HubSpot, Inc.(a)	2,246,394
5,023	Microsoft Corporation	1,903,265
3,859	ServiceNow, Inc.(a)	2,646,271
2,420	Synopsys, Inc.(a)	1,314,617
40,298	Unity Software, Inc.(a)	1,189,194
10,229	Workday, Inc., Class A(a)	2,769,194
		15,555,575
	TECHNOLOGY SERVICES - 14.4%
741,669	Adyen N.V. - ADR(a)	8,633,027

	TOTAL COMMON STOCKS (Cost $61,041,419)	59,666,109

	TOTAL INVESTMENTS - 99.9% (Cost $61,041,419)	$59,666,109
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	77,444
	NET ASSETS - 100.0%	$59,743,553

ADR	- American Depositary Receipt

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 1.7%
1,780	General Dynamics Corporation	$439,607
4,910	Hexcel Corporation	340,312
16,644	Spirit AeroSystems Holdings, Inc., Class A(a)	457,544
3,246	Woodward, Inc.	438,794
		1,676,257
	ASSET MANAGEMENT - 2.0%
1,129	Ameriprise Financial, Inc.	399,113
11,380	Charles Schwab Corporation (The)	697,821
4,900	Raymond James Financial, Inc.	515,235
6,581	Stifel Financial Corporation	401,573
		2,013,742
	AUTOMOTIVE - 0.4%
10,552	BorgWarner, Inc.	355,497

	BANKING - 0.6%
10,617	Fifth Third Bancorp	307,362
26,410	KeyCorporation	327,220
		634,582
	BIOTECH & PHARMA - 6.8%
1,383	Amgen, Inc.	372,912
1,120	Biogen, Inc.(a)	262,170
5,904	Eli Lilly and Company	3,489,501
5,775	Gilead Sciences, Inc.	442,365
10,526	Merck & Co., Inc.	1,078,704
907	Regeneron Pharmaceuticals, Inc.(a)	747,196
1,472	Vertex Pharmaceuticals, Inc.(a)	522,280
		6,915,128
	CHEMICALS - 0.9%
2,034	Albemarle Corporation	246,663
4,349	Eastman Chemical Company	364,577
4,313	International Flavors & Fragrances, Inc.	325,114
		936,354
	COMMERCIAL SUPPORT SERVICES - 1.0%
4,866	Republic Services, Inc.	787,513

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0% (Continued)
5,482	Stericycle, Inc.(a)	$257,490
		1,045,003
	CONSTRUCTION MATERIALS - 1.0%
1,180	Martin Marietta Materials, Inc.	548,216
3,443	Owens Corning	466,802
		1,015,018
	CONTAINERS & PACKAGING - 1.1%
8,598	Ball Corporation	475,383
2,032	Packaging Corp of America	341,396
8,603	Sealed Air Corporation	287,168
		1,103,947
	DATA CENTER REIT - 0.5%
4,008	Digital Realty Trust, Inc.	556,230

	DIVERSIFIED INDUSTRIALS - 0.8%
3,109	Dover Corporation	438,867
4,709	Emerson Electric Company	418,630
		857,497
	E-COMMERCE DISCRETIONARY - 2.4%
16,988	Amazon.com, Inc.(a)	2,481,778

	ELECTRIC UTILITIES - 2.2%
4,898	Consolidated Edison, Inc.	441,359
9,132	Eversource Energy	542,532
10,668	NextEra Energy, Inc.	624,185
5,857	Vistra Corporation	207,396
4,331	WEC Energy Group, Inc.	362,158
		2,177,630
	ELECTRICAL EQUIPMENT - 1.9%
5,660	Carrier Global Corporation	294,094
3,649	Keysight Technologies, Inc.(a)	495,862
10,013	Sensata Technologies Holding plc	325,523
5,055	TE Connectivity Ltd.	662,204
		1,777,683

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ENTERTAINMENT CONTENT - 1.8%
48,086	AppLovin Corporation(a)	$1,802,263

	FOOD - 0.7%
10,406	Conagra Brands, Inc.	294,386
6,290	McCormick & Company, Inc.	407,780
		702,166
	GAS & WATER UTILITIES - 0.5%
4,038	American Water Works Company, Inc.	532,370

	HEALTH CARE FACILITIES & SERVICES - 5.3%
8,506	Catalent, Inc.(a)	330,458
2,190	Cencora, Inc.	445,380
3,157	Cigna Group (The)	829,912
4,291	Henry Schein, Inc.(a)	286,338
1,150	Humana, Inc.	557,589
2,007	Laboratory Corp of America Holdings	435,338
4,532	UnitedHealth Group, Inc.	2,506,061
		5,391,076
	HOME & OFFICE PRODUCTS - 0.3%
6,018	Scotts Miracle-Gro Company (The)	334,962

	HOME CONSTRUCTION - 2.2%
12,348	DR Horton, Inc.	1,576,469
9,924	Masco Corporation	600,898
		2,177,367
	HOUSEHOLD PRODUCTS - 2.7%
11,717	Colgate-Palmolive Company	922,948
11,929	Procter & Gamble Company (The)	1,831,340
		2,754,288
	INDUSTRIAL INTERMEDIATE PROD - 0.3%
1,485	Valmont Industries, Inc.	326,061

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INDUSTRIAL REIT - 0.4%
14,209	Americold Realty Trust, Inc.	$401,120

	INDUSTRIAL SUPPORT SERVICES - 0.6%
1,315	United Rentals, Inc.	625,966

	INFRASTRUCTURE REIT - 0.4%
1,754	SBA Communications Corporation, A	433,168

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
9,470	Bank of New York Mellon Corporation (The)	457,590
4,173	Goldman Sachs Group, Inc. (The)	1,425,247
4,386	Houlihan Lokey, Inc.	472,460
4,386	Intercontinental Exchange, Inc.	499,302
5,628	Morgan Stanley	446,526
		3,301,125
	INSURANCE - 3.1%
8,919	MetLife, Inc.	567,516
3,646	Progressive Corporation (The)	598,053
3,405	Reinsurance Group of America, Inc.	555,219
2,192	RenaissanceRe Holdings Ltd.	469,877
11,447	Unum Group	492,221
6,107	Voya Financial, Inc.	436,712
		3,119,598
	INTERNET MEDIA & SERVICES - 7.5%
20,596	Alphabet, Inc., Class C(a)	2,758,216
11,266	Meta Platforms, Inc., Class A(a)	3,685,672
20,063	Uber Technologies, Inc.(a)	1,131,152
		7,575,040
	LEISURE FACILITIES & SERVICES - 0.6%
3,756	Darden Restaurants, Inc.	587,701

	MACHINERY - 0.9%
1,124	Deere & Company	409,597

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	MACHINERY - 0.9% (Continued)
1,765	Snap-on, Inc.	$484,828
		894,425
	MEDICAL EQUIPMENT & DEVICES - 2.8%
3,758	Agilent Technologies, Inc.	480,272
1,129	Bio-Rad Laboratories, Inc., Class A(a)	344,255
9,565	DENTSPLY SIRONA, Inc.	303,689
8,731	GE HealthCare Technologies, Inc.	597,724
8,180	Hologic, Inc.(a)	583,234
4,469	Zimmer Biomet Holdings, Inc.	519,789
		2,828,963
	OFFICE REIT - 0.3%
4,748	Boston Properties, Inc.	270,304

	OIL & GAS PRODUCERS - 4.1%
32,370	Canadian Natural Resources Ltd.	2,162,317
16,773	Coterra Energy, Inc.	440,291
12,228	Exxon Mobil Corporation	1,256,305
6,052	Murphy Oil Corporation	258,844
		4,117,757
	OIL & GAS SERVICES & EQUIPMENT - 2.8%
9,240	ChampionX Corporation	270,917
7,241	Helmerich & Payne, Inc.	262,341
45,055	Schlumberger Ltd.	2,344,662
		2,877,920
	REAL ESTATE SERVICES - 0.6%
7,208	CBRE Group, Inc., Class A(a)	569,144

	RENEWABLE ENERGY - 0.4%
2,790	First Solar, Inc.(a)	440,206

	RETAIL - CONSUMER STAPLES - 0.7%
9,490	Sprouts Farmers Market, Inc.(a)	408,829
2,396	Target Corporation	320,609
		729,438

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - DISCRETIONARY - 1.2%
1,292	Lowe’s Companies, Inc.	$256,888
11,345	TJX Companies, Inc. (The)	999,608
		1,256,496
	RETAIL REIT - 0.3%
15,495	Kimco Realty Corporation	299,363

	SEMICONDUCTORS - 10.2%
3,971	Advanced Micro Devices, Inc.(a)	481,126
5,741	Applied Materials, Inc.	859,887
10,649	ARM Holdings plc - ADR(a)	654,914
2,104	Broadcom, Inc.	1,947,736
5,836	Entegris, Inc.	609,278
1,765	Lam Research Corporation	1,263,599
8,847	NVIDIA Corporation	4,137,742
3,917	Skyworks Solutions, Inc.	379,675
		10,333,957
	SOFTWARE - 10.7%
10,914	Akamai Technologies, Inc.(a)	1,260,894
1,719	ANSYS, Inc.(a)	504,286
1,749	Intuit, Inc.	999,484
9,282	Microsoft Corporation	3,517,043
6,206	Oracle Corporation	721,199
2,745	ServiceNow, Inc.(a)	1,882,356
3,455	Synopsys, Inc.(a)	1,876,860
		10,762,122
	SPECIALTY FINANCE - 1.7%
11,097	Air Lease Corporation	430,453
5,376	American Express Company	918,059
2,976	GATX Corporation	324,384
		1,672,896
	STEEL - 0.6%
4,989	Steel Dynamics, Inc.	594,340

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY HARDWARE - 0.7%
3,322	Arrow Electronics, Inc.(a)	$393,856
6,135	Lumentum Holdings, Inc.(a)	262,578
		656,434
	TECHNOLOGY SERVICES - 2.8%
1,349	Accenture plc, Class A	449,406
2,190	Broadridge Financial Solutions, Inc.	424,466
3,429	Global Payments, Inc.	399,273
3,031	PayPal Holdings, Inc.(a)	174,616
5,469	Visa, Inc., Class A	1,403,782
		2,851,543
	TELECOMMUNICATIONS - 0.9%
4,041	T-Mobile US, Inc.(a)	607,969
8,771	Verizon Communications, Inc.	336,192
		944,161
	TIMBER REIT - 0.6%
18,750	Weyerhaeuser Company	587,813

	TRANSPORTATION & LOGISTICS - 0.4%
14,026	CSX Corporation	453,040

	TRANSPORTATION EQUIPMENT - 1.4%
3,515	Cummins, Inc.	787,923
5,524	Westinghouse Air Brake Technologies Corporation	643,877
		1,431,800
	WHOLESALE - CONSUMER STAPLES - 0.4%
5,117	Sysco Corporation	369,294

	WHOLESALE - DISCRETIONARY - 0.3%
7,753	LKQ Corporation	345,241

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	WHOLESALE - DISCRETIONARY - 0.3% (Continued)

	TOTAL COMMON STOCKS (Cost $89,314,572)	$98,897,274

	TOTAL INVESTMENTS - 97.7% (Cost $89,314,572)	$98,897,274
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%	2,351,729
	NET ASSETS - 100.0%	$101,249,003

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

		Sterling Capital
	Sterling Capital	Diverse Multi-
	Focus Equity	Manager Active
	ETF	ETF
ASSETS
Investment securities:
Securities at Cost	$61,041,419	$89,314,572
Securities at Value	$59,666,109	$98,897,274
Cash	104,930	2,437,554
Dividends receivable	14,952	133,379
TOTAL ASSETS	59,785,991	101,468,207

LIABILITIES
Payable for securities purchased	—	159,420
Investment advisory fee payable	42,438	59,784
TOTAL LIABILITIES	42,438	219,204
NET ASSETS	$59,743,553	$101,249,003

Net Assets Consist of:
Paid in capital	$68,984,809	$101,290,860
Accumulated deficit	(9,241,256)	(41,857)
NET ASSETS	$59,743,553	$101,249,003

Net Asset Value Per Share:
Net Assets	$59,743,553	$101,249,003
Shares of beneficial interest outstanding (a)	2,300,000	4,075,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.98	$24.85

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2023

		Sterling
		Capital
	Sterling Capital	Diverse Multi-
	Focus Equity	Manager
	ETF	Active ETF

INVESTMENT INCOME
Dividends (net of $0 and $3,625 foreign withholding taxes, respectively)	$59,463	$665,610

EXPENSES
Investment advisory fees	176,586	320,356

NET INVESTMENT INCOME (LOSS)	(117,123)	345,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(907,257)	(1,362,589)
Foreign currency transactions	—	(289)

Net realized gain on in-kind transactions	936,928	—
Net change in unrealized appreciation (depreciation) on
Investments	3,922,284	8,435,652
Foreign currency translations	—	21

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,951,955	7,072,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,834,832	$7,418,049

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Focus Equity ETF

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2023	May 31, 2023
	(Unaudited)
FROM OPERATIONS:
Net investment loss	$(117,123)	$(186,214)
Net realized loss on investment transactions	(907,257)	(3,820,722)
Net realized gain from in-kind transactions	936,928	725,354
Net change in unrealized appreciation (depreciation) on investments	3,922,284	11,020,245
Net increase in net assets resulting from operations	3,834,832	7,738,663

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	1,303,952	5,673,196
Payments for shares redeemed	(4,657,566)	(7,286,438)
Transaction Fees (Note 5)	1,750	4,750
Net decrease in net assets from shares of beneficial interest	(3,351,864)	(1,608,492)

TOTAL INCREASE IN NET ASSETS	482,968	6,130,171

NET ASSETS:
Beginning of Period	59,260,585	53,130,414
End of Period	$59,743,553	$59,260,585

SHARE ACTIVITY
Shares Sold	50,000	275,000
Shares Redeemed	(200,000)	(350,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(75,000)

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Diverse Multi-Manager
	Active ETF

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2023	May 31, 2023
	(Unaudited)
FROM OPERATIONS:
Net investment income	$345,254	$1,298,632
Net realized loss on investment transactions	(1,362,878)	(6,699,418)
Net change in unrealized appreciation (depreciation) on investments	8,435,673	(1,435,418)
Net increase (decrease) in net assets resulting from operations	7,418,049	(6,836,204)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	—	(1,423,600)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	—	1,749,675
Transaction Fees (Note 5)	—	1,500
Net increase in net assets from shares of beneficial interest	—	1,751,175

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,418,049	(6,508,629)

NET ASSETS:
Beginning of Period	93,830,954	100,339,583
End of Period	$101,249,003	$93,830,954

SHARE ACTIVITY
Shares Sold	—	75,000
Net increase in shares of beneficial interest outstanding	—	75,000

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Sterling Capital Focus Equity ETF
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	November 30, 2023		May 31, 2023	May 31, 2022	May 31, 2021 *
	(Unaudited)
Net asset value, beginning of period	$24.19		$21.04	$27.58	$25.00
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	1.82		3.22	(6.46)	2.61
Total from investment operations	1.79		3.15	(6.54)	2.58
Net asset value, end of period	$25.98		$24.19	$21.04	$27.58
Market price, end of period	$25.98		$24.21	$21.02	$27.60
Total return (3)	7.40	% (2)	14.97%	(23.71)%	10.32	% (2)
Net assets, end of period (000s)	$59,744		$59,261	$53,130	$21,373
Ratio of gross expenses to average net assets	0.59	% (4)	0.59%	0.59%	0.59	% (4)
Ratio of net expenses to average net assets	0.59	% (4)	0.59%	0.59%	0.59	% (4)
Ratio of net investment loss to average net assets	(0.39	)% (4)	(0.34)%	(0.29)%	(0.14	)% (4)
Portfolio Turnover Rate (5)	16	% (2)	19%	39%	32	% (2)

*	The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Sterling Capital Diverse Multi-Manager Active ETF
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	November 30, 2023		May 31, 2023	May 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$23.03		$25.08	$25.00
Activity from investment operations:
Net investment income (1)	0.14		0.32	0.16
Net realized and unrealized gain (loss) on investments (2)	1.68		(2.01)	(0.07)
Total from investment operations	1.82		(1.69)	0.09
Less distributions from:
Net investment income	—		(0.36)	(0.01)
Net asset value, end of period	$24.85		$23.03	$25.08
Market price, end of period	$24.86		$23.07	$25.10
Total return (4)	7.90	% (3)	(6.76)%	0.37	% (3)
Net assets, end of period (000s)	$101,249		$93,831	$100,340
Ratio of gross expenses to average net assets	0.65	% (5)	0.65%	0.65	% (5)
Ratio of net expenses to average net assets	0.65	% (5)	0.65%	0.65	% (5)
Ratio of net investment income to average net assets	0.70	% (5)	1.39%	1.35	% (5)
Portfolio Turnover Rate (6)	45	% (3)	114%	107	% (3)

*	The Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Not annualized.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2023

1.	ORGANIZATION

The Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Sterling Capital Focus Equity ETF’s investment objective is long-term capital appreciation. The Sterling Capital Diverse Multi-Manager Active ETF’s investment objective is long- term capital appreciation through strategies managed by sub -advisers that are majority diverse-owned (i.e., greater than 50 percent owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals). The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020 and the Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) . The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Funds may invest in portfolios of open -end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange -traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023 for the Funds’ investments measured at fair value:

Sterling Capital Focus Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$59,666,109	$—	$—	$59,666,109
Total	$59,666,109	$—	$—	$59,666,109

Sterling Capital Diverse Multi-Manager Active ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,897,274	$—	$—	$98,897,274
Total	$98,897,274	$—	$—	$98,897,274

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to the uncertain tax positions taken on returns filed for open tax years of May 31, 2021 through May 31, 2023 or expected to be taken on the Funds’ May 31, 2024 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the six months ended November 30, 2023, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which there is reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$9,402,540	$9,606,578
Sterling Capital Diverse Multi-Manager Active ETF	44,345,701	43,642,647

For the six months ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$1,299,715	$4,643,228
Sterling Capital Diverse Multi-Manager Active ETF	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sterling Capital Management LLC (the “Adviser”) serves as the Funds’ investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.59% of the Fund’s average daily net assets for the Sterling Capital Focus Equity ETF and 0.65% of the Fund’s average daily net assets for the Sterling Capital Diverse Multi-Manager Active ETF. For the six months ended November 30, 2023, the Sterling Capital Focus Equity ETF incurred $176,586 in advisory fees and the Sterling Capital Diverse Multi-Manager Active ETF incurred $320,356 in advisory fees. Boston Common Asset Management, LLC, GQG Partners LLC and EARNEST Partners, LLC serve as the investment sub-advisers for the Sterling Capital Diverse Multi-Manager Active ETF (collectively the “Sub-Advisers”). Under the terms of such agreements, the Sub-Advisers receive customary fees from the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds. The Trust, with respect to the Funds, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Funds to pay the Distributor an annual fee for distribution

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of November 30, 2023, the Plan has not been activated. For the six months ended November 30, 2023, the Funds did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or an adviser receives quarterly fees. For the six months ended November 30, 2023, the Independent Trustees received fees in the amount of $10,885 and $11,274, for the Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
Sterling Capital Focus Equity ETF	$250	2.00%
Sterling Capital Diverse Multi-Manager Actice ETF	$500	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At November 30, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
Sterling Capital Focus Equity ETF	$61,064,348	$5,371,901	$(6,770,140)	$(1,398,239)
Sterling Capital Diverse Multi-Manager Active ETF	89,314,572	14,843,247	(5,260,545)	9,582,702

7.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year/period ended May 31, 2023 and the fiscal year period ended May 31, 2022 were as follows:

For the year/period ended May 31, 2023
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—
Sterling Capital Diverse Multi-Manager Active ETF	1,423,600	—	—	1,423,600

For the period ended May 31, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—
Sterling Capital Diverse Multi-Manager Active ETF	52,000	—	—	52,000

As of May 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	and	Carry	Book/Tax	Appreciation	Accumulated
Fund	Income	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings (Deficit)
Sterling Capital Focus Equity ETF	$—	$(1,248,221)	$(6,507,344)	$—	$(5,320,523)	$(13,076,088)
Sterling Capital Diverse Multi-Manager Active ETF	407,526	(1,081,524)	(7,442,382)	—	656,474	(7,459,906)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Sterling Capital Focus Equity ETF incurred and elected to defer such late year losses of $70,671.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Sterling Capital Focus Equity ETF	$1,177,550
Sterling Capital Diverse Multi-Manager Active ETF	1,081,524

At May 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total
Sterling Capital Focus Equity ETF	$5,269,816	$1,237,528	$6,507,344
Sterling Capital Diverse Multi-Manager Active ETF	7,442,382	—	7,442,382

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for transfers in kind and adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year/period ended May 31, 2023 as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Sterling Capital Focus Equity ETF	$286,354	$(286,354)
Sterling Capital Diverse Multi-Manager Active ETF	—	—

8.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board authorized an orderly liquidation of the Sterling Capital Diverse Multi-Manager Active ETF. On December 1, 2023, the Board determined that closing and liquidating the Sterling Capital Diverse Multi-Manager Active ETF was in the best interests of the Fund and its shareholders.

The Sterling Capital Diverse Multi-Manager Active ETF ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on January 12, 2024.

On January 25, 2024, Wendy Wang resigned as Trustee of the Trust. Ms. Wang continues to serve as President of the Trust.

STERLING CAPITAL ETFs
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
November 30, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e -4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended November 30, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

STERLING CAPITAL ETFs
EXPENSE EXAMPLE (Unaudited)
November 30, 2023

As a shareholder of each Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” line in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sterling Capital Focus Equity ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	6/1/23	11/30/23	Ratio	6/1/23-11/30/23*
Actual
	$1,000.00	$1,074.00	0.59%	$3.06
Hypothetical (5% return before expenses)
	$1,000.00	$1,022.05	0.59%	$2.98

Sterling Capital Diverse Multi-Manager Active ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	6/1/23	11/30/23	Ratio	6/1/23-11/30/23*
Actual
	$1,000.00	$1,079.00	0.65%	$3.38
Hypothetical (5% return before expenses)
	$1,000.00	$1,021.75	0.65%	$3.29

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at https://sterlingcapital.com/etf/.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-888- 637-7798 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Sterling Capital Management LLC
4350 Congress Street, Suite 1000
Charlotte, NC 28209

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SCFETF-SAR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. . Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/5/24